Loans and Allowance for Loan Losses - Schedule of Loan Portfolio Class by Regulatory Risk Grade and Origination Year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	$ 7,150,927	$ 3,516,478
Term loans amortized cost basis by origination, before current fiscal year	3,722,053	3,605,979
Term loans amortized cost basis by origination, two years before current fiscal year	3,222,567	6,748,428
Term loans amortized cost basis by origination, three years before current fiscal year	5,666,458	6,421,195
Term loans amortized cost basis by origination, four years before current fiscal year	4,898,805	3,779,646
Term loans amortized cost basis by origination, prior	8,840,560	7,400,153
Amortized Cost Basis	10,586,647	10,621,961
Converted to Term Loans	537,610	515,188
Total	44,625,627	42,609,028
Gross charge-offs
Year one	2,585	8,272
Year two	17,417	20,429
Year three	9,548	9,696
Year four	4,608	21,447
Year five	24,226	4,769
Prior	19,458	29,369
Amortized Cost Basis	29,114	66,860
Converted to Term Loans	2,444	106
Total	109,400	160,948	$ 183,074
Consumer
Gross charge-offs
Total	37,758	31,376	$ 51,304
Total commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	4,025,267	1,918,902
Term loans amortized cost basis by origination, before current fiscal year	2,028,042	2,024,538
Term loans amortized cost basis by origination, two years before current fiscal year	1,769,517	2,385,222
Term loans amortized cost basis by origination, three years before current fiscal year	2,036,995	2,480,840
Term loans amortized cost basis by origination, four years before current fiscal year	2,048,182	1,627,809
Term loans amortized cost basis by origination, prior	3,840,395	3,341,160
Amortized Cost Basis	8,406,217	8,470,369
Converted to Term Loans	134,049	82,289
Total	24,288,664	22,331,129
Gross charge-offs
Year one	673	7,696
Year two	13,370	16,575
Year three	4,661	4,329
Year four	1,711	9,091
Year five	1,846	2,564
Prior	7,322	21,971
Amortized Cost Basis	17,420	57,162
Converted to Term Loans	0	0
Total	47,003	119,388
Total commercial and industrial | Commercial, financial, and agricultural
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	2,314,849	1,223,336
Term loans amortized cost basis by origination, before current fiscal year	1,259,351	1,034,641
Term loans amortized cost basis by origination, two years before current fiscal year	910,549	816,396
Term loans amortized cost basis by origination, three years before current fiscal year	726,311	1,234,324
Term loans amortized cost basis by origination, four years before current fiscal year	1,043,815	671,055
Term loans amortized cost basis by origination, prior	1,962,606	1,642,005
Amortized Cost Basis	7,823,215	7,794,946
Converted to Term Loans	134,049	82,289
Total	16,174,745	14,498,992
Gross charge-offs
Year one	673	7,696
Year two	13,370	16,499
Year three	4,497	3,786
Year four	1,347	8,787
Year five	1,846	997
Prior	3,591	4,413
Amortized Cost Basis	17,420	53,736
Converted to Term Loans	0	0
Total	42,744	95,914
Total commercial and industrial | Owner-occupied
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	1,710,418	695,566
Term loans amortized cost basis by origination, before current fiscal year	768,691	989,897
Term loans amortized cost basis by origination, two years before current fiscal year	858,968	1,568,826
Term loans amortized cost basis by origination, three years before current fiscal year	1,310,684	1,246,516
Term loans amortized cost basis by origination, four years before current fiscal year	1,004,367	956,754
Term loans amortized cost basis by origination, prior	1,877,789	1,699,155
Amortized Cost Basis	583,002	675,423
Converted to Term Loans	0	0
Total	8,113,919	7,832,137
Gross charge-offs
Year one	0	0
Year two	0	76
Year three	164	543
Year four	364	304
Year five	0	1,567
Prior	3,731	17,558
Amortized Cost Basis	0	3,426
Converted to Term Loans	0	0
Total	4,259	23,474
Total commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	2,396,267	989,849
Term loans amortized cost basis by origination, before current fiscal year	1,215,160	815,592
Term loans amortized cost basis by origination, two years before current fiscal year	811,212	3,566,392
Term loans amortized cost basis by origination, three years before current fiscal year	2,935,466	2,838,854
Term loans amortized cost basis by origination, four years before current fiscal year	1,888,286	934,216
Term loans amortized cost basis by origination, prior	2,620,997	2,587,280
Amortized Cost Basis	230,007	282,436
Converted to Term Loans	0	0
Total	12,097,395	12,014,619
Gross charge-offs
Year one	0	0
Year two	0	103
Year three	327	527
Year four	335	4,752
Year five	18,546	35
Prior	5,431	4,767
Amortized Cost Basis	0	0
Converted to Term Loans	0	0
Total	24,639	10,184
Total commercial real estate | Investment properties
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	2,138,004	774,358
Term loans amortized cost basis by origination, before current fiscal year	1,097,372	646,708
Term loans amortized cost basis by origination, two years before current fiscal year	729,519	3,414,450
Term loans amortized cost basis by origination, three years before current fiscal year	2,829,102	2,730,301
Term loans amortized cost basis by origination, four years before current fiscal year	1,797,299	899,829
Term loans amortized cost basis by origination, prior	2,509,541	2,488,098
Amortized Cost Basis	179,085	227,460
Converted to Term Loans	0	0
Total	11,279,922	11,181,204
Gross charge-offs
Year one	0	0
Year two	0	0
Year three	0	527
Year four	206	4,752
Year five	18,545	0
Prior	4,725	4,602
Amortized Cost Basis	0	0
Converted to Term Loans	0	0
Total	23,476	9,881
Total commercial real estate | 1-4 family properties
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	184,495	159,927
Term loans amortized cost basis by origination, before current fiscal year	70,888	79,934
Term loans amortized cost basis by origination, two years before current fiscal year	55,430	97,728
Term loans amortized cost basis by origination, three years before current fiscal year	77,083	82,526
Term loans amortized cost basis by origination, four years before current fiscal year	68,161	29,301
Term loans amortized cost basis by origination, prior	59,025	56,324
Amortized Cost Basis	27,096	40,178
Converted to Term Loans	0	0
Total	542,178	545,918
Gross charge-offs
Year one	0	0
Year two	0	103
Year three	110	0
Year four	129	0
Year five	1	0
Prior	177	143
Amortized Cost Basis	0	0
Converted to Term Loans	0	0
Total	417	246
Total commercial real estate | Land and development
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	73,768	55,564
Term loans amortized cost basis by origination, before current fiscal year	46,900	88,950
Term loans amortized cost basis by origination, two years before current fiscal year	26,263	54,214
Term loans amortized cost basis by origination, three years before current fiscal year	29,281	26,027
Term loans amortized cost basis by origination, four years before current fiscal year	22,826	5,086
Term loans amortized cost basis by origination, prior	52,431	42,858
Amortized Cost Basis	23,826	14,798
Converted to Term Loans	0	0
Total	275,295	287,497
Gross charge-offs
Year one	0	0
Year two	0	0
Year three	217	0
Year four	0	0
Year five	0	35
Prior	529	22
Amortized Cost Basis	0	0
Converted to Term Loans	0	0
Total	746	57
Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	729,393	607,727
Term loans amortized cost basis by origination, before current fiscal year	478,851	765,849
Term loans amortized cost basis by origination, two years before current fiscal year	641,838	796,814
Term loans amortized cost basis by origination, three years before current fiscal year	693,997	1,101,501
Term loans amortized cost basis by origination, four years before current fiscal year	962,337	1,217,621
Term loans amortized cost basis by origination, prior	2,379,168	1,471,713
Amortized Cost Basis	1,950,423	1,869,156
Converted to Term Loans	403,561	432,899
Total	8,239,568	8,263,280
Gross charge-offs
Year one	1,912	576
Year two	4,047	3,751
Year three	4,560	4,840
Year four	2,562	7,604
Year five	3,834	2,170
Prior	6,705	2,631
Amortized Cost Basis	11,694	9,698
Converted to Term Loans	2,444	106
Total	37,758	31,376
Consumer | Consumer mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	521,567	457,366
Term loans amortized cost basis by origination, before current fiscal year	387,720	683,716
Term loans amortized cost basis by origination, two years before current fiscal year	581,343	676,242
Term loans amortized cost basis by origination, three years before current fiscal year	610,678	954,512
Term loans amortized cost basis by origination, four years before current fiscal year	859,786	1,137,528
Term loans amortized cost basis by origination, prior	2,251,766	1,379,387
Amortized Cost Basis	0	25
Converted to Term Loans	0	0
Total	5,212,860	5,288,776
Gross charge-offs
Year one	11	0
Year two	0	11
Year three	4	0
Year four	153	3
Year five	254	30
Prior	1,239	122
Amortized Cost Basis	0	0
Converted to Term Loans	0	0
Total	1,661	166
Consumer | Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	0	0
Term loans amortized cost basis by origination, before current fiscal year	0	0
Term loans amortized cost basis by origination, two years before current fiscal year	0	0
Term loans amortized cost basis by origination, three years before current fiscal year	0	0
Term loans amortized cost basis by origination, four years before current fiscal year	0	0
Term loans amortized cost basis by origination, prior	0	0
Amortized Cost Basis	1,441,430	1,398,388
Converted to Term Loans	403,561	432,899
Total	1,844,991	1,831,287
Gross charge-offs
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Amortized Cost Basis	3,675	230
Converted to Term Loans	2,444	106
Total	6,119	336
Consumer | Credit cards
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	0	0
Term loans amortized cost basis by origination, before current fiscal year	0	0
Term loans amortized cost basis by origination, two years before current fiscal year	0	0
Term loans amortized cost basis by origination, three years before current fiscal year	0	0
Term loans amortized cost basis by origination, four years before current fiscal year	0	0
Term loans amortized cost basis by origination, prior	0	0
Amortized Cost Basis	185,828	185,871
Converted to Term Loans	0	0
Total	185,828	185,871
Gross charge-offs
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Amortized Cost Basis	6,678	7,153
Converted to Term Loans	0	0
Total	6,678	7,153
Consumer | Other consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	207,826	150,361
Term loans amortized cost basis by origination, before current fiscal year	91,131	82,133
Term loans amortized cost basis by origination, two years before current fiscal year	60,495	120,572
Term loans amortized cost basis by origination, three years before current fiscal year	83,319	146,989
Term loans amortized cost basis by origination, four years before current fiscal year	102,551	80,093
Term loans amortized cost basis by origination, prior	127,402	92,326
Amortized Cost Basis	323,165	284,872
Converted to Term Loans	0	0
Total	995,889	957,346
Gross charge-offs
Year one	1,901	576
Year two	4,047	3,740
Year three	4,556	4,840
Year four	2,409	7,601
Year five	3,580	2,140
Prior	5,466	2,509
Amortized Cost Basis	1,341	2,315
Converted to Term Loans	0	0
Total	23,300	23,721
Pass | Total commercial and industrial | Commercial, financial, and agricultural
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	2,292,774	1,200,861
Term loans amortized cost basis by origination, before current fiscal year	1,182,046	1,001,989
Term loans amortized cost basis by origination, two years before current fiscal year	845,347	739,134
Term loans amortized cost basis by origination, three years before current fiscal year	682,444	1,195,316
Term loans amortized cost basis by origination, four years before current fiscal year	1,019,472	629,109
Term loans amortized cost basis by origination, prior	1,910,543	1,586,291
Amortized Cost Basis	7,575,472	7,372,228
Converted to Term Loans	132,487	81,796
Total	15,640,585	13,806,724
Pass | Total commercial and industrial | Owner-occupied
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	1,706,208	691,899
Term loans amortized cost basis by origination, before current fiscal year	765,943	981,593
Term loans amortized cost basis by origination, two years before current fiscal year	820,099	1,468,946
Term loans amortized cost basis by origination, three years before current fiscal year	1,262,658	1,220,421
Term loans amortized cost basis by origination, four years before current fiscal year	976,305	872,744
Term loans amortized cost basis by origination, prior	1,781,091	1,621,387
Amortized Cost Basis	576,005	619,519
Converted to Term Loans	0	0
Total	7,888,309	7,476,509
Pass | Total commercial real estate | Investment properties
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	2,119,190	769,775
Term loans amortized cost basis by origination, before current fiscal year	1,092,620	642,808
Term loans amortized cost basis by origination, two years before current fiscal year	707,016	3,306,914
Term loans amortized cost basis by origination, three years before current fiscal year	2,605,609	2,406,325
Term loans amortized cost basis by origination, four years before current fiscal year	1,649,021	898,363
Term loans amortized cost basis by origination, prior	2,450,234	2,405,650
Amortized Cost Basis	179,085	227,460
Converted to Term Loans	0	0
Total	10,802,775	10,657,295
Pass | Total commercial real estate | 1-4 family properties
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	183,932	159,008
Term loans amortized cost basis by origination, before current fiscal year	69,822	79,094
Term loans amortized cost basis by origination, two years before current fiscal year	54,365	95,050
Term loans amortized cost basis by origination, three years before current fiscal year	74,283	81,630
Term loans amortized cost basis by origination, four years before current fiscal year	67,928	28,845
Term loans amortized cost basis by origination, prior	56,113	53,167
Amortized Cost Basis	27,096	40,133
Converted to Term Loans	0	0
Total	533,539	536,927
Pass | Total commercial real estate | Land and development
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	73,768	55,564
Term loans amortized cost basis by origination, before current fiscal year	46,900	87,465
Term loans amortized cost basis by origination, two years before current fiscal year	24,827	54,214
Term loans amortized cost basis by origination, three years before current fiscal year	29,281	26,002
Term loans amortized cost basis by origination, four years before current fiscal year	22,780	4,933
Term loans amortized cost basis by origination, prior	52,019	41,749
Amortized Cost Basis	23,826	14,798
Converted to Term Loans	0	0
Total	273,401	284,725
Pass | Consumer | Consumer mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	520,450	457,176
Term loans amortized cost basis by origination, before current fiscal year	387,173	681,844
Term loans amortized cost basis by origination, two years before current fiscal year	578,158	670,652
Term loans amortized cost basis by origination, three years before current fiscal year	603,650	947,395
Term loans amortized cost basis by origination, four years before current fiscal year	851,341	1,119,610
Term loans amortized cost basis by origination, prior	2,205,263	1,341,463
Amortized Cost Basis	0	25
Converted to Term Loans	0	0
Total	5,146,035	5,218,165
Pass | Consumer | Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	0	0
Term loans amortized cost basis by origination, before current fiscal year	0	0
Term loans amortized cost basis by origination, two years before current fiscal year	0	0
Term loans amortized cost basis by origination, three years before current fiscal year	0	0
Term loans amortized cost basis by origination, four years before current fiscal year	0	0
Term loans amortized cost basis by origination, prior	0	0
Amortized Cost Basis	1,433,248	1,386,370
Converted to Term Loans	394,150	424,891
Total	1,827,398	1,811,261
Pass | Consumer | Credit cards
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	0	0
Term loans amortized cost basis by origination, before current fiscal year	0	0
Term loans amortized cost basis by origination, two years before current fiscal year	0	0
Term loans amortized cost basis by origination, three years before current fiscal year	0	0
Term loans amortized cost basis by origination, four years before current fiscal year	0	0
Term loans amortized cost basis by origination, prior	0	0
Amortized Cost Basis	184,058	184,061
Converted to Term Loans	0	0
Total	184,058	184,061
Pass | Consumer | Other consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	207,298	150,051
Term loans amortized cost basis by origination, before current fiscal year	90,472	81,087
Term loans amortized cost basis by origination, two years before current fiscal year	59,181	119,274
Term loans amortized cost basis by origination, three years before current fiscal year	81,824	144,297
Term loans amortized cost basis by origination, four years before current fiscal year	100,325	78,961
Term loans amortized cost basis by origination, prior	126,130	91,802
Amortized Cost Basis	323,134	284,801
Converted to Term Loans	0	0
Total	988,364	950,273
Special Mention | Total commercial and industrial | Commercial, financial, and agricultural
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	1,817	1,555
Term loans amortized cost basis by origination, before current fiscal year	36,455	20,255
Term loans amortized cost basis by origination, two years before current fiscal year	30,609	17,775
Term loans amortized cost basis by origination, three years before current fiscal year	3,329	18,403
Term loans amortized cost basis by origination, four years before current fiscal year	10,213	2,464
Term loans amortized cost basis by origination, prior	5,342	36,817
Amortized Cost Basis	36,660	158,968
Converted to Term Loans	1,484	0
Total	125,909	256,237
Special Mention | Total commercial and industrial | Owner-occupied
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	402	1,099
Term loans amortized cost basis by origination, before current fiscal year	0	2,466
Term loans amortized cost basis by origination, two years before current fiscal year	19,338	65,733
Term loans amortized cost basis by origination, three years before current fiscal year	2,721	5,397
Term loans amortized cost basis by origination, four years before current fiscal year	5,711	34,244
Term loans amortized cost basis by origination, prior	16,501	12,621
Amortized Cost Basis	0	0
Converted to Term Loans	0	0
Total	44,673	121,560
Special Mention | Total commercial real estate | Investment properties
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	15,741	4,583
Term loans amortized cost basis by origination, before current fiscal year	4,483	2,211
Term loans amortized cost basis by origination, two years before current fiscal year	16,744	97,443
Term loans amortized cost basis by origination, three years before current fiscal year	192,500	200,780
Term loans amortized cost basis by origination, four years before current fiscal year	87,170	0
Term loans amortized cost basis by origination, prior	32,540	68,559
Amortized Cost Basis	0	0
Converted to Term Loans	0	0
Total	349,178	373,576
Special Mention | Total commercial real estate | 1-4 family properties
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	188	0
Term loans amortized cost basis by origination, before current fiscal year	0	0
Term loans amortized cost basis by origination, two years before current fiscal year	0	1,060
Term loans amortized cost basis by origination, three years before current fiscal year	766	663
Term loans amortized cost basis by origination, four years before current fiscal year	0	169
Term loans amortized cost basis by origination, prior	116	1,300
Amortized Cost Basis	0	0
Converted to Term Loans	0	0
Total	1,070	3,192
Special Mention | Total commercial real estate | Land and development
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	0	0
Term loans amortized cost basis by origination, before current fiscal year	0	138
Term loans amortized cost basis by origination, two years before current fiscal year	0	0
Term loans amortized cost basis by origination, three years before current fiscal year	0	25
Term loans amortized cost basis by origination, four years before current fiscal year	0	0
Term loans amortized cost basis by origination, prior	212	390
Amortized Cost Basis	0	0
Converted to Term Loans	0	0
Total	212	553
Substandard | Total commercial and industrial | Commercial, financial, and agricultural
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	20,258	20,920
Term loans amortized cost basis by origination, before current fiscal year	3,864	12,397
Term loans amortized cost basis by origination, two years before current fiscal year	34,593	59,487
Term loans amortized cost basis by origination, three years before current fiscal year	40,538	14,694
Term loans amortized cost basis by origination, four years before current fiscal year	9,219	39,482
Term loans amortized cost basis by origination, prior	46,685	17,028
Amortized Cost Basis	208,577	258,070
Converted to Term Loans	78	493
Total	363,812	422,571
Substandard | Total commercial and industrial | Owner-occupied
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	3,808	2,568
Term loans amortized cost basis by origination, before current fiscal year	2,748	5,838
Term loans amortized cost basis by origination, two years before current fiscal year	19,531	34,147
Term loans amortized cost basis by origination, three years before current fiscal year	45,305	20,698
Term loans amortized cost basis by origination, four years before current fiscal year	22,351	49,766
Term loans amortized cost basis by origination, prior	80,197	65,147
Amortized Cost Basis	6,997	55,904
Converted to Term Loans	0	0
Total	180,937	234,068
Substandard | Total commercial real estate | Investment properties
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	3,073	0
Term loans amortized cost basis by origination, before current fiscal year	269	1,689
Term loans amortized cost basis by origination, two years before current fiscal year	5,759	10,093
Term loans amortized cost basis by origination, three years before current fiscal year	30,993	83,795
Term loans amortized cost basis by origination, four years before current fiscal year	61,108	1,466
Term loans amortized cost basis by origination, prior	26,762	13,884
Amortized Cost Basis	0	0
Converted to Term Loans	0	0
Total	127,964	110,927
Substandard | Total commercial real estate | 1-4 family properties
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	375	919
Term loans amortized cost basis by origination, before current fiscal year	1,066	840
Term loans amortized cost basis by origination, two years before current fiscal year	1,065	1,618
Term loans amortized cost basis by origination, three years before current fiscal year	2,034	233
Term loans amortized cost basis by origination, four years before current fiscal year	233	287
Term loans amortized cost basis by origination, prior	2,796	1,857
Amortized Cost Basis	0	45
Converted to Term Loans	0	0
Total	7,569	5,799
Substandard | Total commercial real estate | Land and development
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	0	0
Term loans amortized cost basis by origination, before current fiscal year	0	1,347
Term loans amortized cost basis by origination, two years before current fiscal year	1,436	0
Term loans amortized cost basis by origination, three years before current fiscal year	0	0
Term loans amortized cost basis by origination, four years before current fiscal year	46	153
Term loans amortized cost basis by origination, prior	200	719
Amortized Cost Basis	0	0
Converted to Term Loans	0	0
Total	1,682	2,219
Substandard | Consumer | Consumer mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	1,117	190
Term loans amortized cost basis by origination, before current fiscal year	547	1,872
Term loans amortized cost basis by origination, two years before current fiscal year	3,185	5,590
Term loans amortized cost basis by origination, three years before current fiscal year	7,028	7,117
Term loans amortized cost basis by origination, four years before current fiscal year	8,445	17,918
Term loans amortized cost basis by origination, prior	46,467	37,895
Amortized Cost Basis	0	0
Converted to Term Loans	0	0
Total	66,789	70,582
Substandard | Consumer | Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	0	0
Term loans amortized cost basis by origination, before current fiscal year	0	0
Term loans amortized cost basis by origination, two years before current fiscal year	0	0
Term loans amortized cost basis by origination, three years before current fiscal year	0	0
Term loans amortized cost basis by origination, four years before current fiscal year	0	0
Term loans amortized cost basis by origination, prior	0	0
Amortized Cost Basis	7,723	11,464
Converted to Term Loans	8,933	7,729
Total	16,656	19,193
Substandard | Consumer | Credit cards
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	0	0
Term loans amortized cost basis by origination, before current fiscal year	0	0
Term loans amortized cost basis by origination, two years before current fiscal year	0	0
Term loans amortized cost basis by origination, three years before current fiscal year	0	0
Term loans amortized cost basis by origination, four years before current fiscal year	0	0
Term loans amortized cost basis by origination, prior	0	0
Amortized Cost Basis	650	701
Converted to Term Loans	0	0
Total	650	701
Substandard | Consumer | Other consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	528	310
Term loans amortized cost basis by origination, before current fiscal year	659	1,046
Term loans amortized cost basis by origination, two years before current fiscal year	1,314	1,298
Term loans amortized cost basis by origination, three years before current fiscal year	1,495	2,692
Term loans amortized cost basis by origination, four years before current fiscal year	2,226	1,132
Term loans amortized cost basis by origination, prior	1,272	524
Amortized Cost Basis	31	59
Converted to Term Loans	0	0
Total	7,525	7,061
Doubtful | Total commercial and industrial | Commercial, financial, and agricultural
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	0	0
Term loans amortized cost basis by origination, before current fiscal year	36,986	0
Term loans amortized cost basis by origination, two years before current fiscal year	0	0
Term loans amortized cost basis by origination, three years before current fiscal year	0	5,911
Term loans amortized cost basis by origination, four years before current fiscal year	4,911	0
Term loans amortized cost basis by origination, prior	0	1,869
Amortized Cost Basis	1,703
Converted to Term Loans	0
Total	43,600	12,925
Doubtful | Total commercial and industrial | Commercial, financial, and agricultural | Revolving Loans Amortized Cost Basis
Financing Receivable, Credit Quality Indicator [Line Items]
Total		5,145
Doubtful | Total commercial and industrial | Commercial, financial, and agricultural | Revolving Loans Converted to Term Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total		0
Doubtful | Total commercial real estate | Investment properties
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year		0
Term loans amortized cost basis by origination, before current fiscal year		0
Term loans amortized cost basis by origination, two years before current fiscal year		0
Term loans amortized cost basis by origination, three years before current fiscal year		39,401
Term loans amortized cost basis by origination, four years before current fiscal year		0
Term loans amortized cost basis by origination, prior		0
Amortized Cost Basis		0
Converted to Term Loans		0
Total		39,401
Loss | Total commercial and industrial | Commercial, financial, and agricultural
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	0	0
Term loans amortized cost basis by origination, before current fiscal year	0	0
Term loans amortized cost basis by origination, two years before current fiscal year	0	0
Term loans amortized cost basis by origination, three years before current fiscal year	0	0
Term loans amortized cost basis by origination, four years before current fiscal year	0	0
Term loans amortized cost basis by origination, prior	36	0
Amortized Cost Basis	803	535
Converted to Term Loans	0	0
Total	839	535
Loss | Total commercial real estate | Investment properties
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	0	0
Term loans amortized cost basis by origination, before current fiscal year	0	0
Term loans amortized cost basis by origination, two years before current fiscal year	0	0
Term loans amortized cost basis by origination, three years before current fiscal year	0	0
Term loans amortized cost basis by origination, four years before current fiscal year	0	0
Term loans amortized cost basis by origination, prior	5	5
Amortized Cost Basis	0	0
Converted to Term Loans	0	0
Total	5	5
Loss | Consumer | Consumer mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	0	0
Term loans amortized cost basis by origination, before current fiscal year	0	0
Term loans amortized cost basis by origination, two years before current fiscal year	0	0
Term loans amortized cost basis by origination, three years before current fiscal year	0	0
Term loans amortized cost basis by origination, four years before current fiscal year	0	0
Term loans amortized cost basis by origination, prior	36	29
Amortized Cost Basis	0	0
Converted to Term Loans	0	0
Total	36	29
Loss | Consumer | Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	0	0
Term loans amortized cost basis by origination, before current fiscal year	0	0
Term loans amortized cost basis by origination, two years before current fiscal year	0	0
Term loans amortized cost basis by origination, three years before current fiscal year	0	0
Term loans amortized cost basis by origination, four years before current fiscal year	0	0
Term loans amortized cost basis by origination, prior	0	0
Amortized Cost Basis	459	554
Converted to Term Loans	478	279
Total	937	833
Loss | Consumer | Credit cards
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year	0	0
Term loans amortized cost basis by origination, before current fiscal year	0	0
Term loans amortized cost basis by origination, two years before current fiscal year	0	0
Term loans amortized cost basis by origination, three years before current fiscal year	0	0
Term loans amortized cost basis by origination, four years before current fiscal year	0	0
Term loans amortized cost basis by origination, prior	0	0
Amortized Cost Basis	1,120	1,109
Converted to Term Loans	0	0
Total	$ 1,120	1,109
Loss | Consumer | Other consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Term loans amortized cost basis by origination, current fiscal year		0
Term loans amortized cost basis by origination, before current fiscal year		0
Term loans amortized cost basis by origination, two years before current fiscal year		0
Term loans amortized cost basis by origination, three years before current fiscal year		0
Term loans amortized cost basis by origination, four years before current fiscal year		0
Term loans amortized cost basis by origination, prior		0
Amortized Cost Basis		12
Converted to Term Loans		0
Total		$ 12